Statements of Net Assets Available for Benefits - EBP 401(k) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 10,128,595,193	$ 9,095,655,298
Employer contribution receivable	0	36,317,643
Notes receivable from participants	99,023,368	99,028,798
Net assets available for benefits	$ 10,227,618,561	$ 9,231,001,739